30-Sep-2013
Principal Note
Payment Factor
0.00 0.000000
0.00 0.000000
54,225,556.25 0.718640
0.00 1.000000
54,225,556.25
Interest per
Mercedes-Benz Auto Lease Trust 2012-A
Investor Report
Collection Period Ended
Amounts in USD
0.000000
0.000000
Dates
Collection Period No. 19
Collection Period (from... to) 1-Sep-2013 30-Sep-2013
Determination Date 10-Oct-2013
Record Date 11-Oct-2013
Payment Date 15-Oct-2013
Interest Period of the Class A-1 Notes (from... to) 16-Sep-2013 15-Oct-2013 Actual/360 Days 29
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to) 15-Sep-2013 15-Oct-2013 30/360 Days 30
Summary
Initial Beginning Ending Principal per $1000
Balance Balance Balance Face Amount
Class A-1 Notes 345,000,000.00 0.00 0.00 0.000000
Class A-2 Notes 495,000,000.00 0.00 0.00 0.000000
Class A-3 Notes 489,000,000.00 405,640,590.76 351,415,034.51 110.890708
Class A-4 Notes 101,264,000.00 101,264,000.00 101,264,000.00 0.000000
Total Note Balance
1,430,264,000.00
506,904,590.76
452,679,034.51
Overcollateralization 267,379,474.41 305,575,825.39 305,575,825.39
Total Securitization Value
1,697,643,474.41
812,480,416.15
758,254,859.90
present value of lease payments 697,529,576.24 156,467,342.69 137,318,344.33 present value of Base Residual Value 1,000,113,898.17 656,013,073.46 620,936,515.57
Amount Percentage
Payment
Initial Overcollateralization Amount 267,379,474.41 15.75%
Target Overcollateralization Amount 305,575,825.39 18.00%
Current Overcollateralization Amount 305,575,825.39 18.00%
Interest Rate Interest Payment $1000 Face Amount
Class A-1 Notes 0.343780% 0.00 0.000000 0.00
Class A-2 Notes 0.660000% 0.00 0.000000 0.00
Class A-3 Notes 0.880000% 297,469.77 0.608323 54,523,026.02 111.499031
Class A-4 Notes 1.070000% 90,293.73 0.891667 90,293.73 0.891667
Total
387,763.50
$54,613,319.75
Interest & Principal Interest & Principal
per $1000 Face Amount
Lease Payments
Received
Repurchase Payments
Advances made by the
Servicer
Investment Earnings
Total Available
Collections
Reserve Account Draw
Shortfall
0.00
Available Funds
Distributions
387,763.50
Excess mileage included in Net Sales Proceeds 343,111.74 (4) Priority Principal Distribution Amount 0.00
Nonrecoverable Advances to the Servicer 0.00
Net Sales Proceeds-scheduled terminations 20,482,440.82 (2) Total Trustee Fees (max. $100,000 p.a.)
0.00
(8) Total Trustee Fees [not previously paid under (2)] 0.00
Subtotal
67,276,734.60
(5) To Reserve Fund to reach the Reserve Fund Required
Amount
0.00
902.43
(6) Regular Principal Distribution Amount 54,225,556.25
Distribution Detail
0.00
(9) Excess Collections to Certificateholders 11,987,250.27
Total Distribution
67,277,637.03
67,277,637.03
Total Servicing Fee 677,067.01 677,067.01 0.00
Total Trustee Fee
Monthly Interest Distributable Amount 387,763.50 387,763.50 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 297,469.77 297,469.77 0.00
thereof on Class A-4 Notes 90,293.73 90,293.73 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
Interest Distributable Amount Class A Notes 387,763.50 387,763.50 0.00
Priority Principal Distribution Amount 0.00 0.00 0.00
Regular Principal Distribution Amount 54,225,556.25 54,225,556.25 0.00
Principal Distribution Amount 54,225,556.25 54,225,556.25 0.00
677,067.01
Amount Due
0.00 0.00 0.00
Total Available Funds
67,277,637.03
(1) Total Servicing Fee
Net Sales Proceeds-early terminations (including Defaulted 27,484,198.83
19,310,094.95
0.00
0.00
(7) Additional Servicing Fee and Transition Costs
Excess wear and tear included in Net Sales Proceeds 20,615.70 (3) Interest Distributable Amount Class A Notes
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount 8,488,217.37
Reserve Fund Amount - Beginning Balance 8,488,217.37
plus top up Reserve Fund up to the Required Amount 0.00
plus Net Investment Earnings for the Collection Period 111.79
minus Net Investment Earnings 111.79
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 8,488,217.37
Reserve Fund Deficiency 0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund 111.79
Net Investment Earnings on the Exchange Note
Collection Account
790.64
Investment Earnings for the Collection Period 902.43
Notice to Investors
Pool Statistics
Pool Data
Amount Number of Leases
Cutoff Date Securitization Value 1,697,643,474.41 45,053
Securitization Value beginning of Collection Period 812,480,416.15 26,904
Principal portion of lease payments 14,573,436.07
Terminations- Early 22,008,787.51
Terminations- Scheduled 16,253,963.58
Repurchase Payment (excluding interest) 0.00
Gross Losses 1,389,369.09
Securitization Value end of Collection Period 758,254,859.90 25,426
Pool Factor 44.67%
As of Cutoff Date Current
Weighted Average Securitization Rate 6.66% 6.61%
Weighted Average Remaining Term (months) 25.04 9.64
Weighted Average Seasoning (months) 12.37 28.10
Aggregate Base Residual Value 1,139,551,610.25 651,071,912.21
Cumulative Turn-in Ratio 79.74%
Proportion of base prepayment assumption realized life to date 67.03%
Actual lifetime prepayment speed 0.64%
Delinquency Profile *
Amount ** Number of Leases Percentage
Current 754,338,027.64 25,310 99.48%
31-60 Days Delinquent 2,882,606.77 85 0.38%
61-90 Days Delinquent 755,023.95 23 0.10%
91-120 Days Delinquent 279,201.54 8 0.04%
Total 758,254,859.90 25,426 100.00%
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Credit Loss
Current
Securitization Value of Defaulted Leases BOP 656,569.19
Less Liquidation Proceeds 274,094.71
38,995,550.99
Less Recoveries 450,837.32
Current Net Credit Loss / (Gain) (68,362.84)
Cumulative Net Credit Loss / (Gain) (1,933,925.67)
47,537,997.65
Current Residual Loss / (Gain) (8,542,446.66)
Cumulative Residual Loss / (Gain) (98,422,480.65)
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date
Securitization Value
(0.114%)
Residual Loss
Current
Securitization Value of Liquidated Leases BOP
Cumulative Residual Loss / (Gain) as % of Cut-off Date
Securitization Value
(5.798%)
Less sales proceeds and other payments received during
Collection Period